Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	$ 181	$ 213
Provisions made during the year	125	79
Provisions utilized / released during the year	(82)	(111)
Ending balance	224	181
Restructuring provision [member]
Disclosure of other provisions [line items]
Beginning balance	24	103
Provisions utilized / released during the year	(10)	(79)
Ending balance	14	24
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning balance	157	110
Provisions made during the year	125	79
Provisions utilized / released during the year	(72)	(32)
Ending balance	$ 210	$ 157